Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities and Right of use assets Disclosure Abstract
Disclosure of leases [text block]
10. Right-of-use assets and lease liabilities
The Company recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases. For these short-term and low-value leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease. The Company allocates the consideration in the lease contract to the lease and non-lease components on the basis of the relative standalone price of each component.
The portion of the lease payments attributable to the repayment of lease liabilities is recognized in cash flows used in financing activities, and the portion attributable to the payment of interest is included in cash flows from operating activities.
Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.
Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table summarizes the movements of the right-of-use assets:
(USD millions)	2025	2024

Right-of-use assets at January 1	1 415	1 410

Impact of acquisitions and divestments of businesses, net	-1	42

Impact of acquisitions applying the optional concentration test	8

Additions	458	304

Depreciation charge	-276	-257

Impairment reversal/(charge)		1

Lease contract terminations [1]	-103	-36

Currency translation effects	69	-49

Total right-of-use assets at December 31	1 570	1 415

[1] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.
The following table shows the right-of-use assets carrying value at December 31, 2025 and 2024, and the continuing operations depreciation charge for years 2025, 2024 and 2023, by underlying class of asset[1]:
(USD millions)	December 31, 2025 carrying value	December 31, 2024 carrying value	Depreciation charge 2025	Depreciation charge 2024	Depreciation charge 2023

Land	466	472	11	11	12

Buildings	777	752	163	153	156

Vehicles	149	133	85	80	80

Machinery and equipment, and other assets	178	58	17	13	11

Total right-of-use assets	1 570	1 415	276	257	259

[1] Note 29 provides disclosure of discontinued operations depreciation charge.
The following table shows the lease liabilities by maturity at December 31, 2025 and 2024:
(USD millions)	Lease liabilities 2025	Lease liabilities undiscounted 2025	Interests for discounting lease liabilities 2025	Lease liabilities 2024	Lease liabilities undiscounted 2024	Interests for discounting lease liabilities 2024

Less than one year	263	300	37	235	291	56

Between one and two years	227	267	40	203	252	49

Between two and three years	165	210	45	168	209	41

Between three and four years	114	156	42	117	153	36

Between four and five years	80	115	35	86	116	30

After five years	1 071	2 299	1 228	994	2 178	1 184

Total lease liabilities	1 920	3 347	1 427	1 803	3 199	1 396

Less current portion of lease liabilities	-263	-300	-37	-235	-291	-56

Non-current portion of lease liabilities	1 657	3 047		1 568	2 908

Commitments for leases not yet commenced [1]		890			123

[1] The 2025 estimated timing of the commitments for leases not yet commenced are as follows: 2026 USD 38 million, 2027 USD 6 million, 2028 USD 23 million, 2029 USD 47 million, 2030 USD 48 million and thereafter USD 728 million.

At December 31, 2025 and 2024, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Company’s most material lease with a lease term extension, representing a lease liability value of USD 0.7 billion (2024: USD 0.7 billion), has a determined lease term end date of 2071 (2024: 2071). Non-enforceable extension options of up to 10 years have not been included within the measurement of this lease liability, and do not have a material impact to the carrying value of the lease for either 2025 or 2024. Should the landlord agree to a lease extension, rent will be referenced to the market rates as at the commencement of the extension period.
In 2025, the Company completed one sale and leaseback transaction (2024: two, 2023: two) as part of its facilities strategy. This generated USD 32 million in net cash (2024: USD 9 million, 2023: USD 273 million). This transaction resulted in no lease liability (2024: USD 14 million, 2023: USD 146 million) and USD 1 million in right-of-use assets (2024: USD 2 million, 2023: USD 109 million). Extension options were included where assessed likely to be exercised. The transaction resulted in a net gain of USD 21 million (2024: net loss of USD 10 million, 2023: net gain of USD 18 million).
The following table provides additional disclosures related to continuing operations right-of-use assets and lease liabilities for 2025, 2024 and 2023:
(USD millions)	2025	2024	2023

Interest expense on lease liabilities [1]	76	72	62

Expense on short-term leases	5	7	5

Expense on low-value leases	2	5	6

Total cash outflows for leases	353	336	321

Thereof:

Cash outflows for short-term leases and low-value leases [2]	7	12	11

Payments of interest [3]	65	62	52

Payments of lease liabilities [4]	281	262	258

[1] The weighted average interest rate is 4.1% (2024: 4.0%, 2023: 3.5%).
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Company is committed to at December 31, 2025, 2024 and 2023, is similar to the portfolio of short-term leases the Company entered into during 2025, 2024 and 2023.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows in financing activities net of lease incentives received, if any.
The net investment held and income from subleasing right-of-use assets, as well as income from leasing Novartis property, plant and equipment to third parties were not significant for 2025, 2024, or 2023.